Equity (Details 2) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares
Statement of changes in equity [abstract]
Dividends payable, amount per share | SFr / shares				SFr 3.50	SFr 3.30	SFr 3.20
Dividends recognised as distributions to owners | $	$ 7,818	$ 7,624	$ 7,255